Retirement and Severance Benefits	12 Months Ended
Mar. 31, 2012
Retirement and Severance Benefits
(10)	Retirement and Severance Benefits

The Company and certain subsidiaries have contributory, funded benefit pension plans covering substantially all employees who meet eligibility requirements. Benefits under the plans are primarily based on the combination of years of service and compensation.

In addition to the plans described above, upon retirement or termination of employment for reasons other than dismissal, employees are entitled to lump-sum payments based on the current rate of pay and length of service. If the termination is involuntary or caused by death, the severance payment is greater than in the case of voluntary termination. The lump-sum payment plans are not funded.

Effective April 1, 2002, the Company and some of the subsidiaries amended their benefit pension plans by introducing a “point-based benefits system,” and their lump-sum payment plans to cash balance pension plans. Under the point-based benefits system, benefits are calculated based on accumulated points allocated to employees each year according to their job classification and years of service. Under the cash balance pension plans, each participant has an account which is credited yearly based on the current rate of pay and market-related interest rate.

Reconciliation of beginning and ending balances of the benefit obligations of the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans, and the fair value of the plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	2,241,669	2,214,107
Service cost	55,368	55,371
Interest cost	54,552	57,093
Prior service benefit	28,019	—
Actuarial loss	84,360	29,895
Benefits paid	(159,892)	(109,591)
Effect of changes in consolidated subsidiaries	—	8,391
Foreign currency exchange impact	(886)	(4,649)
Curtailments, settlements and other	(9,546)	(8,948)

Benefit obligations at end of year	2,293,644	2,241,669

Change in plan assets:
Fair value of plan assets at beginning of year	1,746,518	1,775,007
Actual return on plan assets	31,681	(16,703)
Employer contributions	78,728	93,612
Benefits paid	(133,310)	(100,004)
Effect of changes in consolidated subsidiaries	—	3,646
Foreign currency exchange impact	(1,021)	(4,145)
Curtailments, settlements and other	(1,198)	(4,895)

Fair value of plan assets at end of year	1,721,398	1,746,518

Funded status	(572,246)	(495,151)

The accumulated benefit obligation for the pension plans was 2,246,385 million yen and 2,184,954 million yen at March 31, 2012 and 2011, respectively.

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,209,646	2,135,047
Fair value of plan assets	1,636,662	1,635,656
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	2,162,639	2,078,759
Fair value of plan assets	1,636,662	1,632,963

Accounts recognized in the consolidated balance sheet at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Other assets	738	4,240
Other current liabilities	(6,434)	(6,431)
Retirement and severance benefits	(566,550)	(492,960)

	(572,246)	(495,151)

Amounts recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2011 consist of:

	Yen (millions)
	2012	2011
Prior service benefit	(122,795)	(172,964)
Actuarial loss	588,447	530,195

	465,652	357,231

Net periodic benefit cost for the contributory, funded benefit pension plans, the unfunded lump-sum payment plans, and the cash balance pension plans of the Company for each of the three years ended March 31, 2012 consist of the following components:

	Yen (millions)
	2012	2011	2010
Service cost—benefits earned during the year	55,368	55,371	50,285
Interest cost on projected benefit obligation	54,552	57,093	51,239
Expected return on plan assets	(52,299)	(55,583)	(43,971)
Amortization of prior service benefit	(23,347)	(24,544)	(25,011)
Recognized actuarial loss	31,203	25,493	39,758
Losses on curtailments and settlements	10,419	2,123	3,818

Net periodic benefit cost	75,896	59,953	76,118

The estimated prior service benefit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2013 are gains of 22,259 million yen and losses of 32,802 million yen, respectively.

Weighted-average assumptions used to determine benefit obligations at March 31, 2012 and 2011 are as follows:

	2012	2011
Discount rate	2.2%	2.5%
Rate of compensation increase	1.8%	1.8%

Weighted-average assumptions used to determine net periodic benefit cost for the three years ended March 31, 2012 are as follows:

	2012	2011	2010
Discount rate	2.5%	2.6%	2.7%
Expected return on plan assets	3.1%	3.2%	3.1%
Rate of compensation increase	1.8%	1.8%	1.7%

The expected return on plan assets is determined based on the portfolio as a whole and not on the sum of the returns on individual asset categories, considering long-term historical returns, asset allocation, and future estimates of long-term investment returns.

Each plan of the Company has a different investment policy, which is designed to ensure sufficient plan assets are available to provide future payments of pension benefits to the eligible plan participants and is individually monitored for compliance and appropriateness on an on-going basis. Considering the expected long-term rate of return on plan assets, each plan of the Company establishes a “basic” portfolio comprised of the optimal combination of equity securities and debt securities. Plan assets are invested in individual equity and debt securities using the guidelines of the “basic” portfolio in order to generate a total return that will satisfy the expected return on a mid-term to long-term basis. The Company evaluates the difference between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the “basic” portfolio. The Company revises the “basic” portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

The Company’s pension plan assets allocation is approximately 40% for equity securities, approximately 40% for debt securities, and approximately 20% for other investments, primarily in life insurance company general accounts.

For the Company’s major defined benefit pension plans, equity investments are invested mainly in listed equity securities, broadly in Japanese equity, developed international equity and emerging markets. The debt securities investments are comprised primarily of government, municipal, and corporate bonds. The Company mainly chooses debt securities with rating above BBB, high liquidity and appropriate repayment, and has appropriately diversified the investments by sector and geography. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. Other investments include fund-of-funds investment, equity long/short hedge funds investment and private equity investment. Fund-of-funds investment and equity long/short hedge funds investment are primarily invested in listed equity securities with frequency of transactions and stable return, while private equity investment are diversified products with low correlation.

The fair values of the Company’s pension plan assets at March 31, 2012 and 2011, by asset category are as follows:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	22,503	28,345	—	50,848
Equity securities:
Japanese companies	84,697	—	—	84,697
Foreign companies	78,952	—	—	78,952
Commingled funds (a)	—	457,196	—	457,196
Debt securities:
Government and Municipal bonds	133,962	—	—	133,962
Corporate bonds	—	50,011	—	50,011
Commingled funds (b)	—	526,810	—	526,810
Life insurance company general accounts	—	196,880	—	196,880
Other (c)	—	121,470	20,572	142,042

Total	320,114	1,380,712	20,572	1,721,398

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	42,417	11,191	—	53,608
Equity securities:
Japanese companies	86,831	—	—	86,831
Foreign companies	113,294	2,236	—	115,530
Commingled funds (a)	71	444,559	—	444,630
Debt securities:
Government and Municipal bonds	177,679	—	—	177,679
Corporate bonds	—	45,019	—	45,019
Commingled funds (b)	—	474,016	—	474,016
Life insurance company general accounts	—	198,010	—	198,010
Other (c)	—	130,181	21,014	151,195

Total	420,292	1,305,212	21,014	1,746,518

(a)	These funds invest mainly in listed equity securities, approximately 60% Japanese companies and 40% foreign companies.
(b)	These funds primarily invest in Japanese government bonds and foreign government bonds.
(c)	Other investments primarily include fund-of-funds investment and equity long/short hedge funds investment.

The three levels of the fair value hierarchy are discussed in Note 18.

Level 1 assets are comprised principally of equity securities and government and municipal bonds, which are valued using unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 assets are comprised principally of commingled funds, which are valued at their net asset values that are calculated by the fund and have daily liquidity, corporate bonds, which are valued based on quoted prices for identical assets in market that are not active, and life insurance company general accounts, which are valued at conversion value. Fund of funds investment and hedge funds investment that use equity long/short strategies, which primarily invest in listed equity securities and debt securities, are valued based on net asset value.

Level 3 assets are comprised principally of collateralized loan obligation investment and private equity investment, which are valued based on prices and other relevant information such as similar market transactions and latest round of financing data.

The reconciliation of the beginning and ending balances of level 3 assets at March 31, 2012 and 2011, are as follows:

	Yen (millions)
	Collateralized loan obligation	Private equity	Total
Balance at April 1, 2010	8,715	6,397	15,112
Realized gains (losses)	2,167	—	2,167
Unrealized gains (losses) relating to assets held	3,036	(330)	2,706
Purchases, sales, issuances and settlements, net	912	1,663	2,575
Transfers out of Level 3	(1,546)	—	(1,546)

Balance at March 31, 2011	13,284	7,730	21,014

Realized gains (losses)	2,515	1,656	4,171
Unrealized gains (losses) relating to assets held	(775)	71	(704)
Purchases, sales, issuances and settlements, net	(2,397)	765	(1,632)
Transfers out of Level 3	(2,277)	—	(2,277)

Balance at March 31, 2012	10,350	10,222	20,572

The Company expects to contribute 89,796 million yen to its defined benefit plans in fiscal 2013.

The benefits expected to be paid from the defined pension plans in each fiscal year 2013 – 2017 are 116,691 million yen, 116,306 million yen, 119,053 million yen, 120,245 million yen and 118,469 million yen, respectively. The aggregate benefits expected to be paid in the five years from fiscal 2018 – 2022 are 643,928 million yen. The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation at March 31 and include estimated future employee service.